IDS Life

Variable Annuity Fund B

Invests in a wide range of securities with the objective of long-term capital appreciation for contract owners.

2000 annual report

Managed by IDS Life Insurance Company

(picture of) Anne Obermeyer

Anne Obermeyer
Portfolio manager

From Your Portfolio Manager:
A Perspective

The stock market lost ground over the past 12 months, as a slump during the final months of 2000 eroded what until then had been a modestly positive period. While the Fund fared better than the market as a whole (as measured by Standard & Poor's 500, an unmanaged index of stocks commonly used to measure the market's performance), it also recorded a loss for the year.

On Dec. 31, 2000, the accumulation unit value of IDS Life Variable Annuity Fund B was $36.79, compared with $38.85 at the beginning of the year. The decrease represented a loss of 5.30% for the 12 months. (If you purchased additional accumulation units during the period, your return would have been affected by the sales and administrative charges, as described in the Fund's prospectus.)

After slumping early in the year, the stock market staged a strong rally that took it to an all-time high in mid-March. But with concerns about higher interest rates and a potential run-up in inflation weighing on investors' minds, stocks, particularly technology-related issues, quickly went into a several-week retreat. From that point, the market basically bobbed up and down until fall.

Along with the change of season came a change in investor sentiment, which now focused on the negative factors of a slowing economy and the likelihood of weaker corporate profits. As a result, the market, with technology stocks again leading the way, went into a slump for most of the final four months of the year.

The Fund's performance roughly followed the pattern of the market, but some asset shifts allowed it to generate better results overall. Early in the year, a substantial exposure to technology stocks produced strong gains, with names such as Intel, Corning, Sanmina and Texas Instruments among the standouts. As the year progressed, however, I greatly reduced the technology holdings. Although that didn't insulate the Fund from the negative effect of subsequent downturns in technology, it did lessen it.

Concurrent with the reduction in technology, I added to investments in health care and financial services stocks. Those holdings worked particularly well later in the year, with Medtronic, Wells Fargo and American International Group providing some of the best performance for the Fund.

Looking toward the new fiscal year, I'm expecting improvement in the investment environment as the period progresses. Although concerns about corporate profits may hold the stock market back early in the year, I think the likelihood of reductions in short-term interest rates by the Federal Reserve, the possibility of income-tax cuts and the relatively low prices on a number of promising stocks could well set the stage for a healthier market.



Anne Obermeyer

The 10 Largest Holdings

                               Percent                   Value

                           (of net assets)        (as of Dec. 31, 2000)

Citigroup                      5.12%                   $38,147,058
Tyco Intl                      4.43                     33,032,712
General Electric               4.37                     32,597,500
Guidant                        4.30                     32,076,631
Medtronic                      4.01                     29,885,625
Cisco Systems                  3.91                     29,154,150
American Intl Group            3.22                     24,024,609
Nokia ADR Cl A                 3.20                     23,872,800
Safeway                        2.47                     18,437,500
Merrill Lynch                  2.47                     18,410,625

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here  make up 37.50% of net assets


Investment Illustration

On the chart below you can see how IDS Life Variable Annuity Fund B's total return compared to the Standard & Poor's 500 Index (S&P 500), an unmanaged list of common stocks, frequently used as a general measure of market performance. In comparing the Fund to the S&P 500, you should take into account the fact that the Fund's performance reflects a 5.65% total sales and administrative charge, while no such sales charge is reflected in the performance of the S&P 500.
Investment performance of the Fund, after charges, is reflected in the unit value calculation. There are no dividend or capital gain distributions, therefore, the assumed units purchased would remain constant throughout the period.

(graph of) Investment performance of the Fund
               `90        `91        `92        `93        `94        `95        `96        `97        `98        `99        `00

             $9,435     $14,124    $15,007    $16,422    $15,765    $21,415    $26,215    $31,966    $37,896    $50,261    $47,603

Dec. 31
Unit Value   $7.292     $10.868    $11.598    $12.691    $12.184    $16.552    $20.261    $24.706    $29.289    $38.850    $36.792

The above represents an assumed investment of $10,000 into a single payment annuity contract on Dec. 31, 1990. Values are calculated on Dec. 31 of each year. (No new contracts are currently being sold.)

Average Annual Total Return on Each of Three Investments

Date of investment    Period investment held in years    Fund B Annuity Value
Dec. 31, 1990                       10                          +16.89%
Dec. 31, 1995                        5                          +15.97%
Dec. 31, 1999                        1                          -10.64%

The returns reflect the deduction of a sales and administrative charge and mortality and expense risk assurance fee.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of fluctuating security prices. Past performance is no guarantee of future results.



Annual Financial Information

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF MANAGERS AND CONTRACT OWNERS
IDS Life Variable Annuity Fund B:

We have audited the accompanying statement of assets, liabilities and contract owners' equity of IDS Life Variable Annuity Fund B, including the schedule of investments in securities, as of December 31, 2000, the related statement of operations for the year then ended, the statements of changes in contract owners' equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IDS Life Variable Annuity Fund B at December 31, 2000, the results of its operations for the year then ended, the changes in its contract owners' equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP
Minneapolis, Minnesota
February 2, 2001

Statement of assets, liabilities and contract owners' equity

IDS Life Variable Annuity Fund B

Dec. 31, 2000

Assets
Investments in securities, at value (Note 1)
     (identified cost, $546,114,023)                    $745,675,519
Cash in bank on demand deposit                                54,195
Dividends and interest receivable                            141,840
Receivable for investment securities sold                    444,361
                                                             -------
Total assets                                            $746,315,915
                                                        ============

Liabilities
Payable for contract terminations                       $    563,624
Payable to IDS Life Insurance Company for:
Mortality and expense risk assurance fee                      20,680
Investment management fee                                      8,276
                                                               -----
Total liabilities                                       $    592,580
                                                        ------------

Contract owners' equity
Contracts in accumulation period --
     19,808,839 units at $36.79 per unit (Note 5)       $728,812,416
Contracts in payment period                               16,910,919
                                                          ----------
Total contract owners' equity                            745,723,335
                                                         -----------
Total liabilities and contract owners' equity           $746,315,915
                                                        ============

See accompanying notes to financial statements.

Statement of operations

IDS Life Variable Annuity Fund B

Year ended Dec. 31, 2000

Investment income (loss) -- net
Income:
Dividends                                            $    3,260,176
Interest                                                  3,042,807
     Less foreign taxes withheld                             (2,109)
                                                             ------
Total income                                              6,300,874
                                                          ---------
Expenses:
Mortality and expense risk assurance fee (Note 2)         9,114,176
Investment management fee (Note 3)                        3,646,618
Total expenses                                           12,760,794
                                                         ----------
Investment income (loss)-- net                           (6,459,920)
                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on investments                 390,638,129
Net change in unrealized appreciation
     (depreciation) on investments                     (415,361,556)
                                                       ------------
Net gain (loss) on investments                          (24,723,427)
                                                        -----------
Net increase (decrease) in contract owners'
     equity from operations                          $  (31,183,347)
                                                     ==============


See accompanying notes to financial statements.


Statements of changes in contract owners' equity

IDS Life Variable Annuity Fund B

Year ended Dec. 31,                                          2000              1999

Operations
Investment income (loss)-- net                         $  (6,459,920)     $ (7,590,839)
Net realized gain (loss) on investments                  390,638,129        63,930,480
Net change in unrealized appreciation
     (depreciation) on investments                      (415,361,556)      186,335,187
                                                        ------------       -----------
Net increase (decrease) in contract owners'
     equity from operations                              (31,183,347)      242,674,828
                                                         -----------       -----------

Contract transactions
Net contract purchase payments (Note 2)                    2,896,390         2,949,259
Repayment of temporary withdrawals                             1,485               132
Net transfers from (to) fixed annuities                    1,545,067        (9,935,689)
Actuarial adjustment for mortality assurance
     on annuities in payment period                            8,882                --
Contract termination payments and
     temporary withdrawals                              (133,769,495)     (120,468,743)
Annuity payments                                          (2,774,236)       (2,400,199)
                                                          ----------        ----------
Net increase (decrease) from contract transactions      (132,091,907)     (129,855,240)
                                                        ------------      ------------
Net increase (decrease) in contract owners' equity      (163,275,254)      112,819,588
Contract owners' equity at beginning of year             908,998,589       796,179,001
                                                         -----------       -----------
Contract owners' equity at end of year                 $ 745,723,335      $908,998,589
                                                       =============      ============

See accompanying notes to financial statements.

Notes to Financial Statements

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
IDS Life Variable Annuity Fund B (the Fund) is organized as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS Life. The significant accounting policies followed by the Fund are summarized as follows:

Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the year. Actual results could differ from those estimates.

Investments in securities
Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded. Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity. Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves among other things, references to market indexes, matrices and data from independent brokers.

Security transactions are accounted for on the date the securities are purchased and sold. Dividend income is recorded on the ex-dividend date.

Option contracts
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

During the year ended Dec. 31, 2000, the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding as of Dec.
31, 2000.

Futures contracts
In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

During the year ended Dec. 31, 2000, the Fund did not buy or sell stock index futures contracts and related options. There were no stock index futures contracts outstanding as of Dec. 31, 2000.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the rate of exchange on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

The Fund may also enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

There were no forward foreign currency exchange contracts outstanding as of Dec. 31, 2000.

Federal income taxes
IDS Life is taxed as a life insurance company. The Fund is treated as part of IDS Life for federal income tax purposes. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

2. MORTALITY AND EXPENSE RISK ASSURANCE FEE  AND SALES CHARGES
IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund. The mortality and expense risk assurance fee paid to IDS Life is computed daily and is equal on an annual basis to 1% of the average daily net assets of the Fund.

Charges by IDS Life for its sales and administrative services applicable to the variable annuity contracts amounted to $101,024 for the year ended Dec. 31, 2000 and $105,875 for the year ended Dec. 31, 1999. Such charges are not an expense of the Fund. They are deducted from contract purchase payments and are not included in the net contract purchase payments to the Fund.

3. INVESTMENT MANAGEMENT AGREEMENT
The Fund has an Investment Management Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of the Fund. The investment management fee paid to IDS Life is computed daily and is equal on an annual basis to 0.4% of the average daily net assets of the Fund.

In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.

4. SECURITY TRANSACTIONS AND BASIS FOR DETERMINING REALIZED GAIN AND LOSS Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $682,118,842 and $865,239,312 for the year ended Dec. 31, 2000. Net realized gain on investments has been determined on the basis of identified costs.

Brokerage commissions paid to brokers affiliated with IDS Life were $3,000 for the year ended Dec. 31, 2000.

5. ACCUMULATION UNITS
The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:

                                              Year ended         Year ended
                                             Dec. 31, 2000      Dec. 31, 1999
Units outstanding at beginning of year         22,892,980        26,644,242
Additions for contract purchase payments
     and repayments                                69,129            88,123
Net transfers from (to) fixed annuities            38,799          (291,755)
Deductions for contract terminations
     and withdrawals                           (3,192,069)       (3,547,630)
                                               ----------        ----------
Units outstanding at end of year               19,808,839        22,892,980
                                               ----------        ----------


6. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Fiscal year ended Dec. 31,
                                               2000          1999         1998       1997         1996
Accumulation unit value
     at beginning of year                     $38.85        $29.29       $24.71      $20.26      $16.55

Income from investment operations:

Net investment income (loss)                    (.29)         (.29)        (.19)       (.16)       (.09)

Net gains (losses)
     (both realized and unrealized)            (1.77)         9.85         4.77        4.61        3.80

Total from investment operations               (2.06)         9.56         4.58        4.45        3.71

Accumulation unit value at end of year        $36.79        $38.85       $29.29      $24.71      $20.26

Total return(a)                               (5.30%)       32.64%       18.54%      21.96%      22.42%

Ratios/supplemental data

Total contract owners' equity
     at end of year (000 omitted)           $745,723      $908,999     $796,179    $758,172    $673,907

Ratio of operating expenses
     to average daily net assets               1.40%        1.40%         1.40%       1.40%       1.40%

Ratio of net investment income (loss)
     to average daily net assets               (.71%)       (.89%)        (.73%)      (.72%)      (.50%)

Portfolio turnover rate                          79%           6%           16%         29%         12%

(a) Total return does not reflect payment of a sales charge.

The foregoing table pertains to accumulation units only. There are two kinds of units. As long as contract owners are paying into the Fund they are called
"accumulation" units. When contract owners begin to receive the annuity, they change to "annuity" units.

The value of an annuity unit (assuming a 3.5% investment rate) was $12.32 as of Dec. 31, 2000, $13.46 as of Dec. 31, 1999, $10.51 as of Dec. 31, 1998, $9.17 as
of Dec.  31, 1997 and $7.78 as of Dec.  31,  1996.  The value of an annuity unit
(assuming a 5% investment  rate) was $7.78 as of Dec. 31, 2000, $8.63 as of Dec.
31, 1999,  $6.83 as of Dec. 31, 1998,  $6.05 as of Dec. 31, 1997 and $5.21 as of
Dec. 31, 1996.





Investments in Securities

IDS Life Variable Annuity Fund B

Dec. 31, 2000

(Percentages represent value of investments compared to net assets)

Common stocks (93.3%)
Issuer                                                           Shares                           Value(a)
Banks and savings & loans (3.0%)
Bank of America                                                 180,000                         $8,257,500
Wells Fargo                                                     250,000                         13,921,875
Total                                                                                           22,179,375

Communications equipment & services (8.3%)
Brocade Communications Systems                                   30,000(b)                       2,754,375
Corning                                                         240,000                         12,675,000
JDS Uniphase                                                    170,000(b)                       7,086,875
Nokia ADR Cl A                                                  548,800(c)                      23,872,800
Nortel Networks                                                 180,000(c)                       5,771,250
Tellabs                                                         168,300(b)                       9,508,950
Total                                                                                           61,669,250

Computer software & services (3.1%)
Akamai Technologies                                              85,000(b)                       1,790,313
Ariba                                                            20,000(b)                       1,075,000
Microsoft                                                       295,000(b)                      12,832,499
Portal Software                                                 225,000(b)                       1,764,844
VERITAS Software                                                 63,000(b)                       5,512,500
Total                                                                                           22,975,156

Computers & office equipment (11.4%)
America Online                                                  145,000(b)                       5,046,000
Cisco Systems                                                   762,200(b)                      29,154,150
EMC                                                             220,000(b)                      14,630,000
Intl Business Machines                                          105,000                          8,925,000
McDATA Cl B                                                      60,000(b)                       3,285,000
Mercury Interactive                                              40,000(b)                       3,610,000
Sanmina                                                          90,000(b)                       6,896,250
Solectron                                                       430,000(b)                      14,577,000
Total                                                                                           86,123,400

Electronics (6.4%)
Applied Micro Circuits                                           50,000(b)                       3,752,344
Broadcom Cl A                                                    15,000(b)                       1,267,500
Intel                                                           350,000                         10,587,500
Jabil Circuit                                                   185,000(b)                       4,694,375
Maxim Integrated Products                                       177,400(b)                       8,481,938
PMC-Sierra                                                       60,000(b)                       4,717,500
Texas Instruments                                               300,000                         14,212,499
Total                                                        47,713,656

Energy (2.5%)
Anadarko Petroleum                                              150,000                         10,662,000
Murphy Oil                                                      135,000                          8,159,063
Total                                                                                           18,821,063

Energy equipment & services (2.7%)
Halliburton                                                     300,000                         10,875,000
Transocean Sedco Forex                                          200,000                          9,200,000
Total                                                                                           20,075,000

Financial services (9.2%)
Citigroup                                                       747,066                         38,147,058
Merrill Lynch                                                   270,000                         18,410,625
Schwab (Charles)                                                430,000                         12,201,250
Total                                                                                           68,758,933

Health care (18.6%)
Amgen                                                           165,000(b)                      10,549,688
Genentech                                                       120,000(b)                       9,780,000
Guidant                                                         594,700(b)                      32,076,631
Medtronic                                                       495,000                         29,885,625
Pfizer                                                          335,000                         15,410,000
Pharmacia                                                       255,000                         15,555,000
Quest Diagnostics                                                60,000(b)                       8,520,000
Schering-Plough                                                 310,000                         17,592,500
Total                                                                                          139,369,444

Health care services (1.7%)
McKesson HBOC                                                   350,000                         12,561,500

Insurance (3.2%)
American Intl Group                                             243,750                         24,024,609

Leisure time & entertainment (1.5%)
Viacom Cl B                                                     240,000(b)                      11,220,000

Miscellaneous (0.3%)
TyCom                                                            90,000(b,c)                     2,013,750

Multi-industry conglomerates (10.9%)
Danaher                                                         230,000                         15,726,250
General Electric                                                680,000                         32,597,500
Tyco Intl                                                       595,184(c)                      33,032,712
Total                                                                                           81,356,462

Retail (5.7%)
Best Buy                                                        230,000(b)                       6,799,375
CVS                                                             285,000                         17,082,188
Safeway                                                         295,000(b)                      18,437,500
Total                                                        42,319,063
Utilities-- gas (3.7%)

Dynegy Cl A                                                     240,000                         13,455,000
Enron                                                           170,000                         14,131,250
Total                                                                                           27,586,250

Utilities -- telephone (1.0%)
SBC Communications                                              150,000                          7,162,500

Total common stocks
(Cost: $496,344,547)                                                                          $695,929,411

Short-term securities (6.7%)
Issuer                                                      Annualized            Amount                Value(a)
                                                           yield on date        payable at
                                                            of purchase          maturity
U.S. government agencies (5.7%)
Federal Home Loan Bank Disc Nts
     01-12-01                                                  6.44%              $4,000,000             $3,989,678
     02-09-01                                                  6.45                4,900,000              4,861,151
Federal Natl Mtge Assn Disc Nts
     01-18-01                                                  6.45                4,600,000              4,582,675
     02-15-01                                                  6.42               20,500,000             20,318,029
     02-20-01                                                  6.39                9,000,000              8,913,609
Total                                                                                                    42,665,142

Commercial paper (1.0%)
Cargill Global Funding
     01-02-01                                                  6.55                2,600,000(d)           2,598,108
Charta
     01-12-01                                                  6.57                1,900,000(d)           1,894,925
CXC
     01-24-01                                                  6.58                1,800,000(d)           1,791,485
Preferred Receivables
     01-22-01                                                  6.63                  800,000(d)             796,448
Total                                                                                                     7,080,966

Total short-term securities
(Cost: $49,769,476)                                                                                     $49,746,108

Total investments in securities
(Cost: $546,114,023)(e)                                                                                $745,675,519


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Dec. 31, 2000, the value of foreign securities represented 8.67% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Dec. 31, 2000, the cost of securities for federal income tax purposes was $546,114,023 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                 $268,336,621
Unrealized depreciation                                  (68,775,125)
                                                         -----------
Net unrealized appreciation                             $199,561,496
                                                        ------------

Managers and Officers

BOARD OF MANAGERS
Gumer C. Alvero       vice president, American Express Financial Corporation
Rodney P. Burwell     chairman, Xerxes Corporation (fiberglass storage tanks)
Jean B. Keffeler      independent management consultant
Richard W. Kling      chairman of the board and president
Thomas R. McBurney    president, McBurney Management Advisors

PRINCIPAL OFFICERS
Besides Mr. Kling, who is president, the Fund's other officers are:
Lorraine R. Hart      vice president, investments
Jeffrey S. Horton     vice president and treasurer
Timothy S. Meehan     secretary
Teresa J. Rasmussen   general counsel and assistant secretary
Philip C. Wentzel     controller

Additional Information

The investment objective of IDS Life Variable Annuity Fund B is to invest in securities that offer opportunities for long-term capital appreciation consistent with accumulating Fund value and providing annuity payments under variable annuity contracts issued by IDS Life.

There is a sales and administrative charge to the contract owner included in the purchase payment.

This report is for the information of contract owners of IDS Life Variable Annuity Fund B, but it may be used as sales literature when preceded or accompanied by the current prospectus. For details and other material information, see the current prospectus.

Issuer and Investment Manager:
IDSLife Insurance Company,
Minneapolis, Minnesota

Custodian:
American Express Trust Company
Minneapolis, Minnesota

Sub-Custodian:
Bank of New York
New York, New York

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

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